Other Financial Obligations	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Financial Obligations [Abstract]
Other Financial Obligations
23.	Other Financial Obligations:

As of December 31, 2019 and 2020, other financial institutions are detailed as follows:

	2019	2020
	MCh$	MCh$
Other Chilean obligations	138,575	191,258
Public sector obligations	17,654	455
Total	156,229	191,713